Fair Value Measurements - Schedule of Changes in Fair Value of Financial Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Balance beginning	$ (27,718)	$ (25,665)	$ (23,759)
Loss resulting from remeasurement of contingent liability	(2,218)	(2,053)	(1,906)
Transfers in and out of Level 3	0	0	0
Ending balance	$ (29,936)	$ (27,718)	$ (25,665)